Vessels, Net - Summary of Accompanying Consolidated Balance Sheets of Vessels, Net (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant and Equipment [Line Items]
Beginning Balance, Vessel cost	$ 94,990,150
Acquisition and improvements	22,329,000
Ending Balance, Vessel cost	117,319,150
Beginning Balance, Accumulated Depreciation	(17,342,229)
Depreciation for the period	(3,725,214)	$ (3,250,941)
Ending Balance, Accumulated Depreciation	(21,067,443)
Beginning Balance, Net Book Value	77,647,921
Depreciation for the period	(3,725,214)
Acquisition and improvements	22,329,000
Ending Balance, Net Book Value	$ 96,251,707